Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 06, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0001497778
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
First Trust Short Duration High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, due to a restatement of performance data for the Fund’s broad-based securities market index, the disclosure set forth in the eighth row of the table in the Fund’s Prospectus entitled “Average Annual Total Returns for the Periods ended December 31, 2022” is deleted in its entirety and replaced with the disclosure set forth below.

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Morningstar® LSTA® US Leveraged Loan Index(2) (reflects no deduction for fees, expenses or taxes)	-0.79%	3.27%	3.65%	3.49%	11/1/2012

(2)	Since inception return is based on inception date of the Fund.